Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Warrants

The Company has the following warrants as of December 31, 2017 and 2016:

	Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	10,967,879	$0.12	3.57	$—
Granted	7,487,385	0.08	—	—
Forfeited		—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	18,455,264	$0.10	2.62	$—
Granted	9,981,149	0.19	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$457,530
Vested December 31, 2017	28,436,413			$457,530
Exercisable at December 31, 2017	28,436,413			$457,530